UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2007 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 1, 2008

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		29

FORM 13F Information Table Value Total:	$28,031,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1844    29505 SH       SOLE                    29505
ASML Holding N V ADR           COM              N07059111     1541    48767 SH       SOLE                    48767
Amdocs                         COM              G02602103      726    21305 SH       SOLE                    21305
BJ's Restaurants Inc.          COM              09180C106      410    25088 SH       SOLE                    25088
Bio Reference Lab              COM              09057G602     1987    61737 SH       SOLE                    61737
Biovail Corporation            COM              09067J109      831    62135 SH       SOLE                    62135
Blue Earth Refineries          COM              G11999102      261   116150 SH       SOLE                   116150
CR Bard                        COM              067383109     1087    11433 SH       SOLE                    11433
China Medical Technology ADS   COM              169483104     1896    44547 SH       SOLE                    44547
Fuelnation, Inc.               COM              359528205       12   396780 SH       SOLE                   396780
General Electric               COM              369604103      704    18843 SH       SOLE                    18843
Helen of Troy Limited          COM              G4388N106      410    23063 SH       SOLE                    23063
Inksure Technology             COM              45727E106       51   118299 SH       SOLE                   118299
Intel Corp.                    COM              458140100     1141    42631 SH       SOLE                    42631
KHD Humboldt Wedag Inter'l Ltd COM              482462108     2454    87007 SH       SOLE                    87007
KV Pharmaceutical Cl A         COM              482740206     2275    79030 SH       SOLE                    79030
L3 Communications Hldg         COM              502424104     1161    10908 SH       SOLE                    10908
Mass Financial Corp. Class A   COM              P64605101     1600   266722 SH       SOLE                   266722
Mattson Technology             COM              577223100      168    19860 SH       SOLE                    19860
Monro Muffler Brake            COM              610236101      302    15594 SH       SOLE                    15594
Mymetics Corp                  COM              62856A102       76   561420 SH       SOLE                   561420
NII Holdings                   COM              62913F201     1237    26002 SH       SOLE                    26002
Novellus Systems               COM              670008101      552    19941 SH       SOLE                    19941
O2 Micro                       COM              67107W100     1588   138974 SH       SOLE                   138974
QUALCOMM                       COM              747525103      489    12349 SH       SOLE                    12349
Scientific Games               COM              80874P109     1184    35605 SH       SOLE                    35605
Semitool Inc.                  COM              816909105      478    54045 SH       SOLE                    54045
Sigma Design                   COM              826565103     1045    18125 SH       SOLE                    18125
Staples Inc.                   COM              855030102      522    22648 SH       SOLE                    22648